INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income tax
Current Tax	¥ 246,678		¥ 155,496	¥ 127,439
Deferred Tax	(50,149)	$ (7,742)	(42,391)	(22,619)
Total	¥ 196,529	$ 30,339	¥ 113,105	¥ 104,820